Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA SERIES TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2019
Transamerica BlackRock Government Money Market VP
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Transamerica BlackRock Government Money Market VP (formerly, Transamerica Aegon Government Money Market VP)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold portfolio shares, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees have been restated to reflect a reduction in management fees effective November 1, 2018.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The portfolio is a government money market fund. The portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in:
  High-quality, U.S. dollar-denominated short-term money market securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities;
  repurchase agreements that are fully collateralized by U.S. government securities or cash; and
  cash.
The portfolio's sub-adviser, BlackRock Investment Management, LLC (the “sub-adviser”), invests at least 99.5% of the portfolio's total assets (plus the amount of borrowings, if any, for investment purposes) in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, it’s agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. Under normal circumstances, the portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations.

The portfolio will enter into repurchase agreements only with financial institutions that the sub-adviser determines are creditworthy. A financial institution must furnish collateral to the portfolio at least equal in value to the amount of its repurchase obligation. This collateral must consist of U.S. government securities or cash. The sub-adviser is responsible for ensuring that each repurchase agreement is eligible for purchase by the portfolio.

In managing the portfolio's assets, the sub-adviser uses a combination of “top down” analysis of macroeconomic and interest rate environments and “bottom up” research of sectors and issuers. In the sub-adviser’s qualitative “top down” approach, the sub-adviser analyzes various fundamental and technical factors that may affect the movement of markets. In its “bottom up” research, the sub-adviser considers various fundamental and other factors, such as creditworthiness and collateral and covenants to specific markets and individual issuers.

The portfolio invests in securities with a maximum remaining maturity of 397 days or less (with certain exceptions) and maintains a dollar-weighted average fund maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The portfolio may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The portfolio invests in accordance with the quality, maturity, liquidity and diversification requirements applicable to Rule 2a-7 under the Investment Company Act of 1940 and other rules of the Securities and Exchange Commission. The portfolio will only purchase securities that present minimal credit risk as determined by the sub-adviser pursuant to guidelines approved by the sub-adviser or the portfolio's Board of Trustees.

The portfolio may invest in other government money market funds to the extent permitted by law.

If the portfolio takes a temporary defensive position, it will be more difficult for the portfolio to achieve its investment objective. Although the sub-adviser has the ability to take defensive positions, it may choose not to do so for a variety of reasons, including during volatile market conditions.
Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the portfolio. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The portfolio’s sponsor has no legal obligation to provide financial support to the portfolio, and you should not expect that the sponsor will provide financial support to the portfolio at any time.

You should be aware that money market funds have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and this could happen again. If a money market fund breaks the buck or if money market funds are perceived to be likely to do so, there could be significant redemptions from money market funds, driving market prices of securities down and making it more difficult for the fund to maintain a $1.00 per share net asset value.

As a government money market fund, the portfolio is not required to impose a fee upon sale of your shares (liquidity fees) or temporarily suspend your ability to sell shares if the portfolio liquidity falls below required minimums (redemption gates), and has no current intention to voluntarily impose such “liquidity fees” or “redemption gates”. However, the Board of Trustees reserves the right to impose liquidity fees and/or redemption gates in the future.

There is no assurance that the portfolio will meet its investment objective. The portfolio could underperform short-term debt instruments or other money market funds, or you could lose money, as a result of risks (in alphabetical order) such as:

Active Trading – The portfolio may purchase and sell securities without regard to the length of time held. Active trading may have a negative impact on performance by increasing transaction costs. During periods of market volatility, active trading may be more pronounced.

Counterparty – The portfolio will be subject to credit risk with respect to counterparties to derivatives, repurchase agreements and other financial contracts entered into by the portfolio or held by special purpose or structured vehicles in which the portfolio invests. Adverse changes to counterparties (including derivatives exchanges and clearinghouses) may cause the value of financial contracts to go down. If a counterparty becomes bankrupt or otherwise fails to perform its obligations, the value of your investment in the portfolio may decline.

Credit – An issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio may default or its credit may be downgraded, or may be perceived to be less creditworthy, or the value of assets underlying a security may decline. A decline may be significant, particularly in certain market environments.

Cybersecurity – Cybersecurity incidents may allow an unauthorized party to gain access to portfolio assets, shareholder data (including private shareholder information), and/or proprietary information, or cause the portfolio, TAM, a sub-adviser and/or the portfolio's other service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. A cybersecurity incident may disrupt the processing of shareholder transactions, impact the portfolio's ability to calculate its net asset values, and prevent shareholders from redeeming their shares.

Extension – When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone.

Fixed-Income Securities – The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. The value of fixed-income securities will generally go down when interest rates rise. Interest rates have been at historically low levels in the U.S., so the portfolio faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

Government Money Market Fund – The portfolio operates as a “government” money market portfolio under applicable federal regulations. The portfolio continues to use the special pricing and valuation conventions that currently facilitate a stable share price of $1.00, although there is no guarantee that the portfolio will be able to maintain a $1.00 share price. The portfolio does not currently intend to avail itself of the ability to impose “liquidity fees” and/or “redemption gates” on fund redemptions, as permitted under the applicable regulations. However, the Board reserves the right, with notice to shareholders, to change this policy, thereby permitting the fund to impose such fees and gates in the future.

Interest Rate – The interest rates on short-term obligations held in the portfolio will vary, rising or falling with short-term interest rates generally. Interest rates in the United States have been at historically low levels. The portfolio's yield will tend to lag behind general changes in interest rates. The ability of the portfolio's yield to reflect current market rates will depend on how quickly the obligations in its portfolio mature and how much money is available for investment at current market rates. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the portfolio.

Investments by Affiliated Portfolios – A significant portion of the portfolio’s shares may be owned by other portfolios sponsored by Transamerica. Transactions by these portfolios may be disruptive to the management of the portfolio. For example, the portfolio may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the portfolio’s brokerage and/or other transaction costs. In addition, sizeable redemptions could cause the portfolio’s total expenses to increase.

Legal and Regulatory – Legal and regulatory changes could occur that may adversely affect the portfolio, its investments, and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. New or revised laws or regulations may be imposed by the U.S. Securities and Exchange Commission, the U.S. Commodity Futures Trading Commission, the Internal Revenue Service, the U.S. Federal Reserve or other governmental regulatory authorities or self-regulatory organizations that could adversely affect the portfolio. The portfolio also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by governmental regulatory authorities or self-regulatory organizations.

Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. Investments may become illiquid due to the lack of an active market, a reduced number of traditional market participants, or reduced capacity of traditional market participants to make a market in securities. The liquidity and value of investments can deteriorate rapidly and those investments may be difficult or impossible for the portfolio to sell, particularly during times of market turmoil. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. As a general matter, dealers recently have been less willing to make markets for fixed income securities. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a loss. The portfolio may not receive its proceeds from the sale of certain securities for an extended period (for example, several weeks or even longer).

Management – The portfolio is subject to the risk that the investment manager’s or sub-adviser’s judgments and decisions may be incorrect or otherwise may not produce the desired results. The portfolio is also subject to the risk of imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the sub-adviser’s investment style fails to produce the desired results. In addition, the portfolio’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the investment manager and could have an adverse effect on the performance of the portfolio. Any of these things could cause the portfolio to lag relevant benchmarks or other funds with similar objectives.

Market – A change in interest rates or a decline in the market value of a portfolio investment, lack of liquidity in the bond markets, real or perceived adverse economic or political conditions, inflation, or other market events could cause the value of your investment in the portfolio, or its yield, to decline. While the portfolio seeks to maintain a $1.00 share price, when market prices fall, the value of your investment could go down.

In the past decade, financial markets throughout the world have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

There has been significant U.S. and non-U.S. government and central bank intervention in and support of financial markets during the past decade. The Federal Reserve has reduced and begun unwinding its market support activities and has begun raising interest rates. Certain foreign governments and central banks are implementing so-called negative interest rates (e.g., charging depositors who keep their cash at a bank) to spur economic growth. Further Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases, unwinding of quantitative easing, or contrary actions by different governments, may not work as intended, could negatively affect financial markets generally, increase market volatility, and reduce the value and liquidity of securities in which the portfolio invests.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are increasingly interconnected. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the portfolio’s investments may be negatively affected.

Mortgage-Related Securities – The value of mortgage-related securities will be influenced by factors affecting the housing market. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities may be issued by government-sponsored entities such as Fannie Mae or Freddie Mac or by agencies of the U.S. government, such as Ginnie Mae. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. The value of mortgage-backed securities may be affected by changes in credit quality or value of the mortgage loans. Mortgage-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets. The structure of some of these securities may be complex and there may be less information available than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the portfolio may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.

Prepayment or Call – Many issuers have a right to prepay their fixed income securities. Issuers may be more likely to prepay their securities if interest rates fall. If this happens, the portfolio will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on prepaid securities. The portfolio may also lose any premium it paid on prepaid securities.

Redemption – The portfolio may experience periods of heavy redemptions that could cause the portfolio to liquidate its assets at inopportune times or at a loss or depressed value. Redemption risk is greater to the extent that the portfolio has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. The redemption by one or more large shareholders of their holdings in the portfolio could have an adverse impact on the remaining shareholders in the portfolio. In addition, the portfolio may suspend redemptions when permitted by applicable regulations.

Repurchase Agreements – In a repurchase agreement, the portfolio purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the portfolio at a later date, and at a specified price, which is typically higher than the purchase price paid by the portfolio. The securities purchased serve as the portfolio's collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, the portfolio is entitled to sell the securities, but the portfolio may not be able to sell them for the price at which they were purchased, thus causing a loss. If the counterparty becomes insolvent, there is some risk that the portfolio will not have a right to the securities, or the immediate right to sell the securities.

Underlying Government Money Market Funds – The portfolio may invest in other government money market funds. Each of the underlying government money market funds in which the portfolio may invest has its own investment risks. There can be no assurance that the investment objective of any underlying government money market fund will be achieved. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying government money market funds in which it invests.

U.S. Government Agency Obligations – Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the U.S. generally present a lesser degree of credit risk than securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the issuer’s right to borrow from the U.S. Treasury and securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the credit of the issuing agencies.

Yield – The amount of income received by the portfolio will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the portfolio's expenses could absorb all or a significant portion of the portfolio's income. If interest rates increase, the portfolio's yield may not increase proportionately. For example, TAM or its affiliates may discontinue any temporary voluntary fee limitation or recoup amounts previously waived or reimbursed. In addition, the implementation of recently adopted requirements for money market funds may have a negative effect on the portfolio’s yield. The portfolio may hold cash uninvested and, if so, will not earn income on those assets.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the portfolio.
Risk Money Market Fund May Not Preserve Dollar [Text]	rr_RiskMoneyMarketFundMayNotPreserveDollar	Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Risk Money Market Fund May Impose Fees or Suspend Sales [Text]	rr_RiskMoneyMarketFundMayImposeFeesOrSuspendSales	As a government money market fund, the portfolio is not required to impose a fee upon sale of your shares (liquidity fees) or temporarily suspend your ability to sell shares if the portfolio liquidity falls below required minimums (redemption gates), and has no current intention to voluntarily impose such “liquidity fees” or “redemption gates”. However, the Board of Trustees reserves the right to impose liquidity fees and/or redemption gates in the future.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Money Market Fund Sponsor May Not Provide Support [Text]	rr_RiskMoneyMarketFundSponsorMayNotProvideSupport	The portfolio’s sponsor has no legal obligation to provide financial support to the portfolio, and you should not expect that the sponsor will provide financial support to the portfolio at any time.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the table below provide some indication of the risks of investing in the portfolio. The bar chart shows how the portfolio’s performance has varied from year to year. The table shows the portfolio’s average annual total returns for different periods.

The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower.

The portfolio’s performance reflects the effect of contractual and voluntary fee waivers and/or expense reimbursements by TAM and amounts recaptured by TAM under such arrangements.

Prior to May 1, 2016, the portfolio operated as a “prime” money market portfolio and invested in certain types of securities that the portfolio is no longer permitted to hold. Consequently, the performance information below might have been different if the current investment limitations had been in effect prior to the conversion to a government money market portfolio. Performance shown for periods prior to May 1, 2016 reflects the portfolio's former investment strategy.

As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamericaseriestrust.com/content/Performance.aspx or by calling 1-888-233-4339.

Prior to November 1, 2018, the portfolio was named Transamerica Aegon Government Money Market VP, had a different sub-adviser, and used different investment strategies. The performance set forth prior to that date is attributable to a previous sub-adviser.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table below provide some indication of the risks of investing in the portfolio. The bar chart shows how the portfolio’s performance has varied from year to year. The table shows the portfolio’s average annual total returns for different periods.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-233-4339
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.transamericaseriestrust.com/content/Performance.aspx
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (calendar years ended December 31) - Initial Class
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Return
Best Quarter:	09/30/2018	0.50%
Worst Quarter:	9/30/2009	0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2018)
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	7-DAY YIELD (as of December 31, 2018)
Transamerica BlackRock Government Money Market VP | Initial
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.24%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.29%
1 year	rr_ExpenseExampleYear01	$ 30
3 years	rr_ExpenseExampleYear03	93
5 years	rr_ExpenseExampleYear05	163
10 years	rr_ExpenseExampleYear10	$ 368
2009	rr_AnnualReturn2009	0.13%
2010	rr_AnnualReturn2010	none
2011	rr_AnnualReturn2011	none
2012	rr_AnnualReturn2012	none
2013	rr_AnnualReturn2013	none
2014	rr_AnnualReturn2014	0.01%
2015	rr_AnnualReturn2015	0.01%
2016	rr_AnnualReturn2016	0.01%
2017	rr_AnnualReturn2017	0.01%
2018	rr_AnnualReturn2018	1.72%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
1 Year	rr_AverageAnnualReturnYear01	1.72%
5 Years	rr_AverageAnnualReturnYear05	0.35%
10 Years	rr_AverageAnnualReturnYear10	0.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 02, 1986
7-DAY YIELD (as of December 31, 2018)	rr_MoneyMarketSevenDayYield	2.38%
Transamerica BlackRock Government Money Market VP | Service
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.24%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.54%
1 year	rr_ExpenseExampleYear01	$ 55
3 years	rr_ExpenseExampleYear03	173
5 years	rr_ExpenseExampleYear05	302
10 years	rr_ExpenseExampleYear10	$ 677
1 Year	rr_AverageAnnualReturnYear01	0.78%
5 Years	rr_AverageAnnualReturnYear05	0.16%
10 Years	rr_AverageAnnualReturnYear10	0.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2003
7-DAY YIELD (as of December 31, 2018)	rr_MoneyMarketSevenDayYield	1.90%

[1]	Management fees have been restated to reflect a reduction in management fees effective November 1, 2018.